Segment Information - Summary of Reportable Segments (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Impairment charges of goodwill	kr (1,260)	kr (31,897)	kr 0
Gain on resolution of a commercial dispute	1,900
Provisions	11,715	11,706	11,588
Vonage Holdings Corp [member]
Disclosure of operating segments [line items]
Impairment charges of goodwill	(900)	kr (31,900)	(15,300)
Others [member]
Disclosure of operating segments [line items]
Provisions	(2,300)		(2,300)
IoT and other portfolio adjustments [member]
Disclosure of operating segments [line items]
Charges related to divestment of business	kr (1,000)		kr (1,000)